Shareholders' Equity - Narrative (FY) (Details)		3 Months Ended	12 Months Ended
	Aug. 10, 2022 USD ($) $ / shares shares	Mar. 31, 2023 Vote shares	Dec. 31, 2022 USD ($) Vote shares	Dec. 31, 2021 USD ($) shares
Equity Class Of Treasury Stock [Line Items]
Additional paid in capital due to stock repurchase | $			$ 10,000
Cash returned from stock repurchase program | $			$ 14,000
Common stock, shares issued (in shares)		12,215,849	12,215,849	9,707,817
Common stock, shares outstanding (in shares)		12,215,849	12,215,849	9,707,817
Common stock voting rights, number of votes per share | Vote		1	1
Restricted Stock Units (RSUs)
Equity Class Of Treasury Stock [Line Items]
Shares repurchased (in shares)			1,968	3,886
Shares repurchased | $			$ 4,000	$ 12,000
Common stocks
Equity Class Of Treasury Stock [Line Items]
Common stock, shares issued (in shares)		12,215,849	12,215,849	9,707,817
Common stock, shares outstanding (in shares)		12,215,849	12,215,849	9,707,817
Private placement | Common stocks
Equity Class Of Treasury Stock [Line Items]
Common equity issued | $	$ 5,000,000
Common equity issued (in shares)	2,500,000
Offering price per share (in dollars per share) | $ / shares	$ 2